Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Summary of Net Cash Flows from Operating Investing and Financing Activities (Detail) - CLP ($)
$ in Thousands
	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Net cash provided by operating activities		$ 488,167,382	$ 559,188,589	$ 901,214,236
Net cash used in investing activities		(91,867,647)	(60,579,520)	(488,595,470)
Net cash provided by (used in) financing activities		(301,835,211)	(519,653,228)	(605,785,054)
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes		94,464,524	(21,044,159)	(193,166,288)
Effect of exchange rate changes on cash and cash equivalents		2,076,138	(14,207,725)	6,246,146
Net (decrease) increase in cash and cash equivalents		96,540,662	(35,251,884)	(186,920,142)
Cash and cash equivalents at the beginning of the year		114,486,479
Cash and cash equivalents at the end of the year		$ 211,027,141	114,486,479
Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Net cash provided by operating activities	$ 69,011,031			473,002,615
Net cash used in investing activities	(25,947,761)			(233,343,855)
Net cash provided by (used in) financing activities	80,160,648			(430,690,847)
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes	123,223,918			(191,032,087)
Effect of exchange rate changes on cash and cash equivalents	(24,284,612)			4,902,987
Net (decrease) increase in cash and cash equivalents	98,939,306			(186,129,100)
Cash and cash equivalents at the beginning of the year	112,313,130		$ 112,313,130	298,442,230
Cash and cash equivalents at the end of the year	$ 211,252,436			$ 112,313,130